Average Annual Total Returns{- Fidelity® SAI U.S. Quality Index Fund} - 07.31 Fidelity SAI U.S. Quality Index Fund PRO-10 - Fidelity® SAI U.S. Quality Index Fund	Fidelity SAI U.S. Quality Index Fund - Default Return Before Taxes Past 1 year	Fidelity SAI U.S. Quality Index Fund - Default Return Before Taxes Past 5 years	Fidelity SAI U.S. Quality Index Fund - Default Return Before Taxes Since Inception		Fidelity SAI U.S. Quality Index Fund - Default After Taxes on Distributions Past 1 year	Fidelity SAI U.S. Quality Index Fund - Default After Taxes on Distributions Past 5 years	Fidelity SAI U.S. Quality Index Fund - Default After Taxes on Distributions Since Inception		Fidelity SAI U.S. Quality Index Fund - Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI U.S. Quality Index Fund - Default After Taxes on Distributions and Sales Past 5 years	Fidelity SAI U.S. Quality Index Fund - Default After Taxes on Distributions and Sales Since Inception		IXYOZ Past 1 year	IXYOZ Past 5 years	IXYOZ Since Inception	IXYXM Past 1 year	IXYXM Past 5 years	IXYXM Since Inception
Total	20.67%	16.36%	16.33%	[1]	18.01%	14.55%	14.59%	[1]	13.95%	12.80%	12.83%	[1]	20.83%		[1]	20.83%	16.49%	16.46%	[1]

[1]	(a)From October 8, 2015